Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 1,415	€ 1,357
Other	21	25
Accrued income	€ 1,436	€ 1,382